Dealer Network	12 Months Ended
Jun. 30, 2013
Risks And Uncertainties [Abstract]
Dealer Network

9. Dealer Network

As of June 30, 2013 (unaudited), the Company’s distribution channel consisted of over 150 independent dealers worldwide. The Company’s boats are the exclusive performance sport boats offered by the majority of its dealers. Additionally, the Company has an exclusive licensee in Australia that management believes is the largest performance sport boat manufacturer in that country.

No single dealer accounted for 10.0% or more of the Company’s unit volume for the fiscal years ended June 30, 2011, 2012 and 2013. The Company’s top ten dealers represented 31.8%, 32.7% and 36.1% of the Company’s volume for the fiscal years ended June 30, 2011, 2012 and 2013, respectively.